RELATED PARTIES	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

3.    RELATED PARTIES

Historically, the Company had significant relationships with two privately owned Italian companies: FinSirton S.p.A. (now F3F S.p.A.) and its wholly owned subsidiary, Sirton Pharmaceuticals S.p.A. (now Vifarma S.p.A.). FinSirton, (now F3F S.p.A.), the parent company of several businesses, remains one of the Company’s largest shareholders (with approximately 17.04% ownership at June 30, 2012) and was originally the Company’s sole shareholder. The Company’s former Chief Executive Officer and Chairperson, Dr. Laura Ferro, may be deemed to control FinSirton S.p.A. (now F3F S.p.A.). In addition, Dr. Ferro previously served as a member of Sirton’s (now Vifarma’s) Board of Directors.

In 2010, Sirton (now Vifarma S.p.A.) was put into liquidation and, on June 28, 2010, Sirton was admitted by the Court of Como to a composition with creditors’ proceeding ("concordato preventivo"). The composition with creditors was approved on February 3, 2011. At that time, Sirton’s (now Vifarma S.p.A.) assets were acquired by a third party, as approved by the Court of Como. A liquidator has been appointed to manage the liquidation process and the distribution of proceeds received from the sale of Sirton’s (now Vifarma S.p.A.) assets to Sirton’s (now Vifarma S.p.A.) creditors. Although the distribution allocation has not yet been finalized, we understand that the liquidator may propose to satisfy the amounts due to secured creditors in full, with a payout distribution of 18.26% to all unsecured creditors. Our net exposure to Sirton (now Vifarma S.p.A.) at the date of the admission to the composition with creditors (June 28, 2010) was €850. If the preliminary indication from the liquidator is confirmed we may collect 18.26% or €155 of the receivables outstanding on the date of the admission to the composition with creditors (June 28, 2010) which amounts to €850 thousand. Due to the uncertainty of the final distribution to creditors from the sales of Sirton’s (now Vifarma S.p.A.) assets, we established an allowance for doubtful accounts of €850, which represents our exposure against Sirton (now Vifarma S.p.A.).

The Company had a lease agreement with Sirton (now Vifarma S.p.A.) that expired on December 31, 2010, but was renewed for an additional six-year term. In connection with Sirton’s (now Vifarma S.p.A.) liquidation proceeding, the lease agreement with Sirton (now Vifarma S.p.A.) along with the premises to which such lease pertains, were transferred to an unrelated third party that has also acquired the rights to Sirton’s (now Vifarma S.p.A.) name.

We had two commercial leases with FinSirton (now F3F S.p.A.). The first lease contract was entered into 2005. The area leased was approximately 1,750 square meters in size for offices, laboratories and storage facilities. The contract provided for an annual fee of €156 thousand which was updated each year on the basis of the variation of the cost of living index. The second lease contract was entered into 2007. The area leased was approximately 600 square meters in size for offices, manufacturing, laboratories and storage facilities. The contract provided for an annual fee of €30 thousand which is updated each year on the basis of variation of the cost of living index. In July 2009, the agreement was amended to reduce space rented and the annual fee was decreased to €15 thousand.

These two leases were terminated on December 31, 2011 and, as of January 1, 2012, we entered into a new commercial lease with FinSirton (now F3F S.p.A.). The area leased is approximately 4,800 square meters in size and is used for offices, manufacturing, laboratories and storage facilities. The lease provides for an annual fee of €185 thousand for the initial six-year term, which may be adjusted annually based on the cost of living index, and, in the event that we exercise our six-year renewal option, €215 thousand on an annual basis, subject to cost of living adjustments.

Expenses under these operating leases for the six-month period ended June 30, 2011 and June 30, 2012 amounted to €93 and €92, respectively.

For the three- and six-month periods ended June 30, 2011 and 2012, the Company had the following transactions with FinSirton (now F3F S.p.A.) and Sirton (now Vifarma S.p.A):

	Three-month period ended June 30,		Six-month period ended June 30,
	2011	2012	2011	2012
Expenses
Charges from related parties	76	54	126	106
Total	€76	€54	€126	€106

As of December 31, 2011 and June 30, 2012, the Company had balances with FinSirton (now F3F S.p.A.) and Sirton (now Vifarma S.p.A.). In 2011 and 2012, transactions with the new Sirton Pharmaceuticals S.p.A were not classified as transactions with a related party since the new Sirton Pharmaceuticals S.p.A. is no longer a related party of the Company given the change of ownership.

The Company is a party to a License and Supply Agreement with Sigma-Tau Pharmaceuticals, Inc., an affiliate of Sigma-Tau Finanziaria S.p.A., pursuant to which we have licensed the right to market defibrotide to treat and prevent VOD in North America, Central America and South America to Sigma-Tau Pharmaceuticals, Inc., and pursuant to which Sigma-Tau Pharmaceuticals, Inc. has agreed to purchase defibrotide from us for this use. In connection with this License and Supply Agreement, Sigma-Tau Pharmaceuticals, Inc. has agreed to reimburse us fifty percent of certain costs toward the development of defibrotide. Dr. Marco Brughera, who holds various senior-level positions within the Sigma-Tau Group, serves as a member of our Board of Directors. The balance of any reimbursements owed to us by Sigma-Tau Pharmaceuticals, Inc. was classified as accounts receivable from related parties in the accompanying consolidated financial statements. See Note 4 for further discussion of our relationship with Sigma-Tau.

	December 31, 2011	June 30, 2012
Accounts Receivable – Sirton/(Vifarma)	€850	€850
Accounts Receivable – FinSirton/(F3F)	256	9
Accounts Receivable from Sigma-Tau	30	156
Allowance for doubtful accounts	(850)	(850)
Accounts Receivable, net	286	165

Accounts Payable – Sirton/(Vifarma)	5	5
Accounts Payable – FinSirton/(F3F)	285	57
	290	62

The accounting policies applied in transactions with our affiliates are consistent with those policies applied in transactions with independent third parties and all related party agreements are negotiated on an arm’s length basis.